UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ridley Park Capital LLP

Address:  Brookfield House
          44 Davies Street
          London, W1K 5JA
          England

13F File Number: 028-14168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Bickerstaffe
Title:  Chief Operating Officer
Phone:  +44 (0)20 7529 5202


Signature, Place and Date of Signing:

/s/ Ian Bickerstaffe            London, England               August 15, 2011
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $345,560
                                         (thousands)


List of Other Included Managers:

Form 13F File Number           Name

(1) 028-14169                   Ridley Park Paragon Master Fund Limited


                                                   FORM 13F INFORMATION TABLE
                                                        June 30, 2011



COLUMN 1                 COLUMN  2    COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7       COLUMN 8

                         TITLE                    VALUE      SHRS OR   SH/  PUT/     INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER           OF CLASS     CUSIP       (X$1000)   PRN AMT   PRN  CALL     DISCRETION   MANAGERS   SOLE     SHARED   NONE
--------------           ---------    ------      ---------  --------  ---- -----    -----------  ---------  -----    -------  ----
ANADARKO PETE CORP       COM          032511107   15,352       200,000 SH   CALL     DEFINED      1            200,000
COCA COLA CO             COM          191216100   40,374       600,000 SH            DEFINED      1            600,000
INTEL CORP               COM          458140100   46,536     2,100,000 SH            DEFINED      1          2,100,000
ISHARES SILVER TRUST     ISHARES      46428Q109   67,680     2,000,000 SH   PUT      DEFINED      1          2,000,000
JPMORGAN CHASE & CO      COM          46625H100   20,470       500,000 SH            DEFINED      1            500,000
JPMORGAN CHASE & CO      COM          46625H100   61,410     1,500,000 SH   CALL     DEFINED      1          1,500,000
SPDR GOLD TRUST          GOLD SHS     78463V107   29,200       200,000 SH   PUT      DEFINED      1            200,000
WELLS FARGO & CO NEW     COM          949746101   64,538     2,300,000 SH            DEFINED      1          2,300,000



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